Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 6—DEPOSITS

Deposits were comprised of the following as of December 31:

	2011	2010
	(In Thousands)
Non-interest bearing demand	$35,994	$31,910
Interest bearing demand	27,620	27,205
Savings	111,515	98,018
Time deposits less than $100,000	99,011	107,172
Time deposits greater than $100,000	56,409	53,544

Total	$330,549	$317,849

Scheduled maturities of time deposits at December 31, 2011 were as follows (in thousands):

2012	$41,003
2013	37,097
2014	17,461
2015	34,387
2016	25,472

Total	$155,420

The following table sets forth maturity information on time deposits of $100,000 or more as of December 31, 2011 (in thousands):

Three months or less	$3,051
Over three and through six months	2,840
Over six and through twelve months	5,435
Over twelve months	45,083

Total	$56,409

Total aggregate deposits of employees, officers, directors and related interests on December 31, 2011 was $7,825,000.